Quarterly Report
June 30, 2023
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
June 30, 2023

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.1% †
U.S. Treasuries - 28.0%
U.S. Treasury Bonds
1.88%, 02/15/51 (a)	$6,418,000	$4,251,925
2.25%, 08/15/46 (a)	14,576,000	10,649,590
3.00%, 08/15/48 (a)	31,799,000	26,835,375
3.63%, 05/15/53 (a)	4,855,000	4,668,386
3.88%, 05/15/43 (a)	9,395,000	9,168,933
U.S. Treasury Notes
0.25%, 07/31/25 (a)	57,738,000	52,528,048
0.75%, 12/31/23 - 01/31/28 (a)	140,568,000	127,658,360
1.13%, 01/15/25 (a)	13,268,000	12,477,621
1.25%, 11/30/26 (a)	21,047,000	18,963,676
1.63%, 05/15/31 (a)	15,833,000	13,458,050
1.75%, 01/31/29 (a)	3,422,000	3,025,529
2.63%, 02/15/29 (a)	11,059,000	10,245,127
2.75%, 08/15/32 (a)	12,337,500	11,311,945
3.50%, 04/30/28 (a)	36,066,000	35,043,191
3.88%, 12/31/27 - 11/30/29 (a)	19,196,100	18,999,971
4.25%, 10/15/25 (a)	32,288,400	31,927,678
		391,213,405
Agency Mortgage Backed - 27.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	37,832,693	33,916,816
4.50%, 06/01/33 - 02/01/35	22,108	21,790
5.00%, 07/01/35	293,428	294,146
5.50%, 01/01/38 - 04/01/39	513,237	527,653
6.00%, 06/01/33 - 11/01/37	1,044,716	1,095,110
6.50%, 07/01/29	9,528	9,921
7.00%, 01/01/27 - 08/01/36	261,737	274,425
7.50%, 01/01/28 - 09/01/33	21,984	22,638
8.00%, 11/01/30	1,566	1,628
8.50%, 04/01/30	3,840	4,208
Federal National Mortgage Association
2.50%, 03/01/51	15,552,328	13,187,701
3.00%, 03/01/50	6,759,709	6,002,752
3.50%, 08/01/45 - 01/01/48	15,243,095	14,117,121
4.00%, 01/01/41 - 01/01/50	17,189,029	16,429,024
4.50%, 07/01/33 - 12/01/48	8,495,900	8,334,661
5.00%, 03/01/34 - 05/01/39	779,439	782,559
5.50%, 12/01/32 - 01/01/39	2,685,186	2,746,105
6.00%, 02/01/33 - 05/01/41	4,922,038	5,130,425
6.50%, 02/01/29 - 08/01/36	164,132	171,869
7.00%, 10/01/32 - 02/01/34	34,515	35,595
7.50%, 12/01/26 - 03/01/33	84,509	87,982
8.00%, 06/01/24 - 10/01/31	25,559	25,989
8.50%, 04/01/30	6,939	7,418
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
4.97%, 04/01/37 (b)	11,007	10,824
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	37,006,907	33,745,552
3.50%, 08/20/48	5,790,301	5,410,156
4.00%, 01/20/41 - 04/20/43	4,581,280	4,442,725
4.50%, 08/15/33 - 03/20/41	1,855,812	1,836,381
5.00%, 08/15/33	99,204	99,554
6.00%, 04/15/27 - 04/15/35	371,669	383,960
6.50%, 01/15/24 - 09/15/36	239,890	248,357
7.00%, 03/15/26 - 10/15/36	173,522	180,368
7.50%, 11/15/23 - 10/15/28	49,988	50,421
	Principal Amount	Fair Value
8.00%, 12/15/29 - 05/15/30	$447	$456
Government National Mortgage Association 1.50% + 1 year CMT Rate
2.63%, 08/20/23 - 09/20/24 (b)	100	99
2.75%, 10/20/24 - 10/20/25 (b)	389	378
2.88%, 04/20/24 (b)	85	84
3.63%, 01/20/24 - 03/20/24 (b)	110	108
Government National Mortgage Association, TBA
2.50%, 07/20/53 (c)	25,692,123	22,229,724
4.00%, 07/20/53 (c)	5,142,447	4,860,229
Uniform Mortgage-Backed Security, TBA
2.00%, 07/13/53 (c)	68,397,038	55,731,207
2.50%, 07/13/53 (c)	60,093,624	50,923,818
3.00%, 07/13/53 (c)	25,416,968	22,362,153
3.50%, 07/13/53 (c)	21,501,554	19,584,712
4.00%, 07/13/53 (c)	30,045,773	28,187,472
4.50%, 07/13/53 (c)	26,731,981	25,694,807
5.00%, 07/13/53 (c)	1,714,945	1,679,819
		380,890,900
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	6,504,000	5,801,471
4.05%, 09/25/28 (b)	1,713,000	1,670,800
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	17,459	40
5.50%, 06/15/33 (d)	88,615	13,993
7.50%, 07/15/27 (d)	2,876	227
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	2,228	2,021
8.00%, 07/01/24 (d)	1,279	40
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	3,316,287	25,507
Federal National Mortgage Association Interest STRIPS
7.50%, 11/25/23 (d)	603	3
Federal National Mortgage Association REMIC
1.16%, 12/25/42 (b)(d)	455,066	15,544
5.00%, 02/25/40 - 09/25/40 (d)	195,946	20,961
Federal National Mortgage Association REMIC 6.00% - 1 month USD LIBOR
0.85%, 07/25/38 (b)(d)	119,579	9,527
Federal National Mortgage Association REMIC 6.55% - 1 month USD LIBOR
1.40%, 11/25/41 (b)(d)	13,937,014	1,617,036
Federal National Mortgage Association STRIPS
0.00%, 12/25/34 (e)	88,214	71,625
4.50%, 08/25/35 - 01/25/36 (d)	187,749	23,532
5.00%, 03/25/38 - 05/25/38 (d)	121,515	18,366
5.50%, 12/25/33 (d)	35,102	6,052
6.00%, 01/25/35 (d)	144,774	24,663

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
8.00%, 07/25/24 (d)	$2,467	$78
		9,321,486
Asset Backed - 0.1%
Chase Funding Trust
4.99%, 11/25/33 (f)	229,332	226,289
Ford Credit Auto Owner Trust
0.56%, 10/15/24	360,975	360,131
		586,420
Corporate Notes - 33.9%
3M Co.
3.13%, 09/19/46 (a)	353,000	248,290
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	1,774,000	1,584,821
Abbott Laboratories
3.75%, 11/30/26 (a)	522,000	509,232
4.90%, 11/30/46 (a)	425,000	428,421
AbbVie, Inc.
2.60%, 11/21/24 (a)	790,000	758,013
2.95%, 11/21/26 (a)	781,000	729,852
3.20%, 05/14/26 - 11/21/29 (a)	1,144,000	1,053,721
4.05%, 11/21/39 (a)	326,000	283,741
4.25%, 11/21/49 (a)	438,000	377,411
4.30%, 05/14/36 (a)	396,000	364,122
4.40%, 11/06/42 (a)	266,000	238,150
4.63%, 10/01/42 (a)	63,000	56,912
4.70%, 05/14/45 (a)	113,000	103,019
4.88%, 11/14/48 (a)	107,000	100,936
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	1,195,000	1,025,967
5.95%, 03/09/28 (a)	1,435,000	1,415,226
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	496,000	451,643
AEP Texas, Inc.
3.45%, 05/15/51 (a)	844,000	602,657
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	432,000	444,342
Aetna, Inc.
3.50%, 11/15/24 (a)	374,000	362,888
AIA Group Ltd.
4.95%, 04/04/33 (a)(g)	1,300,000	1,299,142
Aircastle Ltd.
4.25%, 06/15/26 (a)	527,000	496,545
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	1,047,000	1,015,590
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	305,360
3.80%, 09/23/49 (a)(g)	200,000	154,868
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	302,000	221,007
2.95%, 03/15/34 (a)	531,000	419,490
3.55%, 03/15/52 (a)	446,000	305,046
4.70%, 07/01/30 (a)	181,000	172,021
Allstate Corp.
4.20%, 12/15/46 (a)	480,000	392,962
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	628,000	620,188
Ally Financial, Inc.
2.20%, 11/02/28 (a)	664,000	531,446
	Principal Amount	Fair Value
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	$392,000	$296,023
4.00%, 02/04/61 (a)	148,000	102,025
4.25%, 08/09/42 (a)	42,000	32,821
4.45%, 05/06/50 (a)	198,000	146,106
4.50%, 05/02/43 (a)	136,000	108,338
Amazon.com, Inc.
1.50%, 06/03/30	221,000	181,768
2.50%, 06/03/50	275,000	182,608
2.70%, 06/03/60	211,000	135,494
2.88%, 05/12/41	466,000	359,589
3.25%, 05/12/61	347,000	251,294
4.25%, 08/22/57	92,000	82,978
Ameren Corp.
2.50%, 09/15/24	1,167,000	1,119,048
3.65%, 02/15/26	255,000	242,961
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	279,000	231,779
3.25%, 03/01/50 (a)	232,000	158,579
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	93,000	90,110
American Tower Corp.
1.50%, 01/31/28	862,000	724,218
2.90%, 01/15/30	304,000	262,616
3.70%, 10/15/49	178,000	127,818
3.80%, 08/15/29	374,000	341,896
American Water Capital Corp.
2.95%, 09/01/27 (a)	301,000	278,154
Amgen, Inc.
2.00%, 01/15/32 (a)	518,000	411,722
2.45%, 02/21/30 (a)	136,000	116,398
3.00%, 01/15/52 (a)	316,000	210,924
3.15%, 02/21/40 (a)	558,000	426,831
3.38%, 02/21/50 (a)	150,000	110,039
4.66%, 06/15/51 (a)	113,000	101,231
5.51%, 03/02/26 (a)	987,000	984,602
5.60%, 03/02/43 (a)	514,000	515,208
5.65%, 03/02/53 (a)	482,000	488,652
5.75%, 03/02/63 (a)	514,000	522,424
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,145,000	1,001,383
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26	617,000	597,651
4.70%, 02/01/36	151,000	147,027
4.90%, 02/01/46	336,000	320,914
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	341,000	317,403
4.00%, 04/13/28	108,000	104,496
4.35%, 06/01/40	332,000	305,247
4.38%, 04/15/38	537,000	498,433
4.50%, 06/01/50	263,000	243,070
4.60%, 04/15/48	193,000	179,201
4.75%, 04/15/58	148,000	137,187
5.55%, 01/23/49	351,000	369,670
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 year CMT Rate thereafter)
5.55%, 08/11/32 (b)(g)	1,377,000	1,352,806

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	$532,000	$348,247
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	258,000	210,804
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	342,000	286,825
Apple, Inc.
2.20%, 09/11/29	339,000	297,557
2.65%, 02/08/51	693,000	478,530
2.80%, 02/08/61	371,000	250,622
2.95%, 09/11/49	223,000	165,963
3.35%, 02/09/27	162,000	155,431
3.45%, 02/09/45	569,000	478,796
3.85%, 08/04/46	513,000	450,804
3.95%, 08/08/52	449,000	395,524
4.85%, 05/10/53	1,349,000	1,382,037
Applied Materials, Inc.
4.35%, 04/01/47 (a)	193,000	180,631
Aptiv PLC
4.40%, 10/01/46 (a)	232,000	180,644
ArcelorMittal SA
4.55%, 03/11/26	2,461,000	2,402,428
6.80%, 11/29/32 (a)	714,000	733,435
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	187,530
Ares Capital Corp.
2.88%, 06/15/28	1,162,000	961,416
3.25%, 07/15/25	2,386,000	2,207,289
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	359,000	257,127
Ascension Health
4.85%, 11/15/53 (a)	413,000	405,227
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	600,000	525,810
5.55%, 05/30/33 (a)(g)	1,693,000	1,653,265
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	817,000	708,012
AstraZeneca PLC
3.00%, 05/28/51 (a)	386,000	286,509
4.00%, 01/17/29 (a)	169,000	163,404
4.38%, 08/17/48 (a)	94,000	87,940
AT&T, Inc.
2.75%, 06/01/31 (a)	1,795,000	1,514,890
3.65%, 06/01/51 (a)	1,447,000	1,061,678
3.85%, 06/01/60 (a)	500,000	362,690
4.35%, 03/01/29 (a)	515,000	494,508
4.50%, 05/15/35 (a)	365,000	335,366
4.55%, 03/09/49 (a)	199,000	168,774
4.75%, 05/15/46 (a)	117,000	103,333
4.85%, 03/01/39 (a)	480,000	442,238
Athene Holding Ltd.
4.13%, 01/12/28 (a)	263,000	239,761
6.15%, 04/03/30 (a)	513,000	514,442
Avangrid, Inc.
3.15%, 12/01/24 (a)	694,000	666,684
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	775,000	688,053
Bank of America Corp.
3.25%, 10/21/27 (a)	549,000	511,470
4.18%, 11/25/27 (a)	645,000	612,950
	Principal Amount	Fair Value
4.25%, 10/22/26 (a)	$637,000	$614,788
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	1,162,000	992,824
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	3,357,000	2,794,937
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	892,000	605,365
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 month Term SOFR)
3.37%, 01/23/26 (a)(b)	276,000	265,012
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42%, 12/20/28 (a)(b)	309,000	284,082
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 1 month Term SOFR)
3.56%, 04/23/27 (a)(b)	506,000	479,992
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 month Term SOFR)
3.71%, 04/24/28 (a)(b)	684,000	641,742
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	719,000	614,105
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 month Term SOFR)
3.95%, 01/23/49 (a)(b)	410,000	331,477
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24%, 04/24/38 (a)(b)	427,000	375,098
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 month Term SOFR)
4.27%, 07/23/29 (a)(b)	151,000	143,211
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 month Term SOFR)
4.30%, 01/28/25 (a)(b)	682,000	609,408
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	1,588,000	1,573,438
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 month Term SOFR)
4.63%, 09/20/26 (a)(b)	553,000	488,725
Bank of Nova Scotia (7.85% fixed rate until 10/12/23; 2.65% + 3 month USD LIBOR thereafter)
7.85%, 10/12/30 (a)(b)	608,000	504,391
Barclays PLC
4.38%, 01/12/26 (a)	911,000	874,779

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.84%, 05/09/28 (a)	$276,000	$254,555
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	1,209,000	969,703
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,114,000	1,044,308
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	479,698
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	58,000	58,610
BAT Capital Corp.
2.73%, 03/25/31 (a)	516,000	410,875
4.39%, 08/15/37 (a)	381,000	304,457
4.54%, 08/15/47 (a)	171,000	126,179
4.91%, 04/02/30 (a)	341,000	322,470
7.75%, 10/19/32 (a)	244,000	268,385
Baxter International, Inc.
1.92%, 02/01/27 (a)	1,732,000	1,539,003
2.54%, 02/01/32 (a)	523,000	423,667
3.13%, 12/01/51 (a)	397,000	262,719
Bayer U.S. Finance II LLC
3.88%, 12/15/23 (a)(g)	608,000	601,592
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	90,000	60,856
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	323,000	307,024
3.73%, 12/15/24 (a)	5,000	4,857
4.67%, 06/06/47 (a)	42,000	38,506
4.69%, 12/15/44 (a)	50,000	45,507
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	184,000	169,286
3.70%, 07/15/30 (a)	415,000	380,862
3.80%, 07/15/48 (a)	161,000	124,279
4.25%, 10/15/50 (a)	354,000	286,308
6.13%, 04/01/36 (a)	163,000	170,068
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	978,000	681,177
4.25%, 01/15/49 (a)	219,000	199,364
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	967,000	932,352
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	848,000	844,252
5.00%, 09/30/43 (a)	91,000	90,169
Biogen, Inc.
2.25%, 05/01/30 (a)	175,000	146,223
Block Financial LLC
2.50%, 07/15/28 (a)	497,000	423,335
3.88%, 08/15/30 (a)	158,000	139,405
BNP Paribas SA (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	1,007,000	959,822
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 year Swap Rate thereafter)
5.13%, 11/15/27 (a)(b)(g)	600,000	476,328
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	335,000	321,406
	Principal Amount	Fair Value
Boeing Co.
2.20%, 02/04/26 (a)	$945,000	$867,784
2.70%, 02/01/27 (a)	811,000	741,335
2.95%, 02/01/30 (a)	207,000	180,102
3.25%, 03/01/28 (a)	104,000	94,753
3.55%, 03/01/38 (a)	137,000	107,189
3.75%, 02/01/50 (a)	183,000	137,415
5.04%, 05/01/27 (a)	1,193,000	1,179,412
5.15%, 05/01/30 (a)	672,000	665,609
5.81%, 05/01/50 (a)	416,000	413,749
Boston Properties LP
3.40%, 06/21/29 (a)	865,000	728,416
Boston Scientific Corp.
4.70%, 03/01/49 (a)	53,000	49,823
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	410,000	286,172
3.38%, 02/08/61 (a)	471,000	335,305
4.81%, 02/13/33 (a)	777,000	766,371
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	718,000	689,991
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(b)	512,000	465,736
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	402,000	322,911
2.35%, 11/13/40 (a)	223,000	156,640
2.95%, 03/15/32 (a)	523,000	461,950
3.20%, 06/15/26 (a)	196,000	187,631
3.40%, 07/26/29 (a)	110,000	102,067
3.55%, 03/15/42 (a)	216,000	178,887
4.13%, 06/15/39 (a)	292,000	266,357
4.25%, 10/26/49 (a)	292,000	259,211
4.35%, 11/15/47 (a)	40,000	36,266
4.55%, 02/20/48 (a)	81,000	75,515
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	696,000	586,679
3.90%, 03/15/27 (a)	137,000	126,024
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	200,000	153,296
3.19%, 11/15/36 (a)(g)	26,000	19,648
3.42%, 04/15/33 (a)(g)	1,569,000	1,313,535
3.47%, 04/15/34 (a)(g)	24,000	19,671
4.15%, 11/15/30 (a)	208,000	191,146
4.30%, 11/15/32 (a)	341,000	312,445
4.93%, 05/15/37 (a)(g)	280,000	252,815
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	1,578,000	1,481,979
Brown-Forman Corp.
4.00%, 04/15/38 (a)	88,000	77,722
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	119,000	112,472
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	302,000	263,114
4.55%, 09/01/44 (a)	454,000	417,430
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	165,000	137,640
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	374,000	353,303

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.95%, 06/01/47 (a)	$226,000	$202,128
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	707,000	635,678
3.10%, 12/02/51 (a)	233,000	165,390
3.50%, 05/01/50 (a)	267,000	205,886
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	1,142,000	1,116,887
Capital One Financial Corp.
3.75%, 07/28/26 (a)	635,000	591,420
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	201,000	195,943
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	952,000	751,499
Carrier Global Corp.
2.72%, 02/15/30 (a)	323,000	278,368
3.58%, 04/05/50 (a)	205,000	151,452
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	493,000	387,938
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	352,000	284,201
3.75%, 02/15/52 (a)	410,000	291,071
Centene Corp.
3.00%, 10/15/30 (a)	338,000	281,851
3.38%, 02/15/30 (a)	1,597,000	1,373,196
4.25%, 12/15/27 (a)	2,059,000	1,926,647
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	586,000	489,621
Charles Schwab Corp.
2.45%, 03/03/27 (a)	4,869,000	4,372,800
2.90%, 03/03/32 (a)	299,000	246,935
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT rate thereafter)
4.00%, 12/01/30 (a)(b)	862,000	631,656
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	3,971,000	3,987,916
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	466,000	314,802
3.70%, 04/01/51 (a)	1,420,000	901,146
4.80%, 03/01/50 (a)	702,000	528,262
5.05%, 03/30/29 (a)	593,000	565,437
5.75%, 04/01/48 (a)	184,000	157,397
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	934,000	930,339
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	1,446,000	1,327,949
Chevron Corp.
2.24%, 05/11/30 (a)	176,000	153,426
3.08%, 05/11/50 (a)	169,000	125,993
Chevron USA, Inc.
3.85%, 01/15/28 (a)	619,000	604,150
3.90%, 11/15/24 (a)	214,000	210,300
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	374,000	316,067
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	241,000	218,206
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	379,000	313,213
	Principal Amount	Fair Value
Cigna Group
2.40%, 03/15/30 (a)	$350,000	$297,357
3.25%, 04/15/25 (a)	316,000	303,016
3.40%, 03/01/27 - 03/15/51 (a)	530,000	438,030
3.88%, 10/15/47 (a)	100,000	79,309
4.13%, 11/15/25 (a)	564,000	549,234
4.38%, 10/15/28 (a)	176,000	170,264
4.80%, 08/15/38 (a)	154,000	145,362
4.90%, 12/15/48 (a)	80,000	74,407
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	177,000	195,877
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	3,500,000	3,152,730
Citigroup, Inc.
4.45%, 09/29/27 (a)	375,000	358,095
4.65%, 07/23/48 (a)	811,000	734,953
6.17%, 05/25/34 (a)(b)	680,000	684,733
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	516,000	421,309
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	314,000	272,668
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	2,518,000	2,223,772
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 month Term SOFR)
3.88%, 01/24/39 (a)(b)	148,000	123,910
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	856,000	736,485
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	901,000	850,139
Clorox Co.
1.80%, 05/15/30 (a)	479,000	392,296
CME Group, Inc.
2.65%, 03/15/32 (a)	386,000	328,139
3.75%, 06/15/28 (a)	185,000	177,069
CMS Energy Corp.
4.88%, 03/01/44 (a)	551,000	501,289
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	772,000	772,000
Coca-Cola Co.
2.60%, 06/01/50 (a)	341,000	239,003
2.75%, 06/01/60 (a)	264,000	182,107
Comcast Corp.
2.65%, 08/15/62 (a)	253,000	150,489
2.80%, 01/15/51 (a)	287,000	189,793
2.89%, 11/01/51 (a)	267,000	179,082
2.94%, 11/01/56 (a)	223,000	145,264
2.99%, 11/01/63 (a)	212,000	134,321
3.20%, 07/15/36 (a)	311,000	255,558
3.25%, 11/01/39 (a)	500,000	396,690
3.97%, 11/01/47 (a)	344,000	285,740
4.15%, 10/15/28 (a)	341,000	330,422
CommonSpirit Health
4.35%, 11/01/42	1,029,000	881,946
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	800,000	668,600

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	$154,000	$147,974
5.40%, 11/01/48 (a)	133,000	126,764
ConocoPhillips Co.
4.30%, 11/15/44 (a)	313,000	276,132
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	417,000	380,467
3.35%, 04/01/30 (a)	160,000	145,674
3.88%, 06/15/47 (a)	191,000	149,998
3.95%, 04/01/50 (a)	268,000	218,538
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	700,000	632,002
3.70%, 12/06/26 (a)	326,000	310,623
4.50%, 05/09/47 (a)	253,000	218,476
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	558,000	429,532
3.80%, 06/01/24 (a)	2,677,000	2,623,406
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	1,663,000	1,448,257
Corning, Inc.
4.38%, 11/15/57 (a)	169,000	137,414
Corporate Office Properties LP
2.00%, 01/15/29 (a)	568,000	433,986
2.25%, 03/15/26 (a)	471,000	415,705
2.75%, 04/15/31 (a)	293,000	222,824
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	1,015,870
Crown Castle, Inc.
2.90%, 03/15/27 (a)	1,201,000	1,099,419
3.30%, 07/01/30 (a)	938,000	830,561
4.15%, 07/01/50 (a)	140,000	111,062
5.20%, 02/15/49 (a)	220,000	203,410
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	786,000	745,615
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	499,000	444,989
CubeSmart LP
2.50%, 02/15/32 (a)	678,000	538,474
4.38%, 02/15/29 (a)	505,000	474,266
Cummins, Inc.
1.50%, 09/01/30 (a)	345,000	279,422
2.60%, 09/01/50 (a)	345,000	222,515
CVS Health Corp.
3.00%, 08/15/26 (a)	423,000	396,554
3.25%, 08/15/29 (a)	350,000	314,122
3.63%, 04/01/27 (a)	398,000	377,686
3.75%, 04/01/30 (a)	290,000	265,976
3.88%, 07/20/25 (a)	245,000	238,228
4.25%, 04/01/50 (a)	211,000	174,527
4.30%, 03/25/28 (a)	35,000	33,752
4.78%, 03/25/38 (a)	260,000	239,676
5.00%, 12/01/24 (a)	570,000	562,761
5.13%, 07/20/45 (a)	252,000	232,871
5.30%, 06/01/33 - 12/05/43 (a)	1,431,000	1,410,609
5.88%, 06/01/53 (a)	360,000	369,832
6.00%, 06/01/63 (a)	175,000	179,886
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	845,000	731,669
2.50%, 12/14/31 (a)(g)	845,000	686,672
5.13%, 01/19/28 (a)(g)	1,392,000	1,380,098
	Principal Amount	Fair Value
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	$611,000	$600,766
6.02%, 06/15/26 (a)	104,000	105,492
8.35%, 07/15/46 (a)	25,000	30,610
Deutsche Bank AG
3.70%, 05/30/24 (a)	300,000	291,435
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% +SOFR thereafter)
2.31%, 11/16/27 (a)(b)	1,870,000	1,608,574
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	1,000,000	732,430
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	810,000	745,597
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	233,808
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	333,000	293,143
3.25%, 11/15/39 (a)	188,000	153,167
3.40%, 11/15/49 (a)	98,000	76,754
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	466,000	398,989
3.25%, 12/01/26 (a)	292,000	274,588
3.50%, 12/01/29 (a)	251,000	226,231
4.40%, 03/24/51 (a)	231,000	183,185
Digital Realty Trust LP
3.60%, 07/01/29 (a)	545,000	485,050
Discover Bank
2.70%, 02/06/30 (a)	535,000	430,605
Discovery Communications LLC
3.95%, 03/20/28 (a)	245,000	228,088
4.95%, 05/15/42 (a)	93,000	73,357
5.00%, 09/20/37 (a)	112,000	95,735
Dollar General Corp.
3.50%, 04/03/30 (a)	199,000	178,238
4.13%, 04/03/50 (a)	296,000	231,910
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	393,000	380,766
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	470,000	454,091
3.38%, 04/01/30 (a)	548,000	490,520
Dover Corp.
2.95%, 11/04/29 (a)	342,000	300,659
Dow Chemical Co.
2.10%, 11/15/30 (a)	262,000	216,483
3.60%, 11/15/50 (a)	262,000	195,088
4.25%, 10/01/34 (a)	161,000	146,591
5.55%, 11/30/48 (a)	186,000	180,924
6.30%, 03/15/33 (a)	668,000	717,839
DTE Energy Co.
2.85%, 10/01/26 (a)	174,000	160,287
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	219,000	178,610
Duke Energy Corp.
2.55%, 06/15/31 (a)	840,000	695,419
3.30%, 06/15/41 (a)	762,000	562,425
3.50%, 06/15/51 (a)	762,000	552,572
3.75%, 09/01/46 (a)	1,165,000	884,934

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(b)	$1,119,000	$1,075,963
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	208,000	173,006
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	123,000	121,535
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	575,000	515,815
Eastman Chemical Co.
4.65%, 10/15/44 (a)	340,000	286,300
Eaton Corp.
3.10%, 09/15/27 (a)	210,000	196,988
Edison International
4.95%, 04/15/25 (a)	873,000	857,199
5.75%, 06/15/27 (a)	109,000	109,227
EIDP, Inc.
2.30%, 07/15/30 (a)	258,000	215,778
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	431,000	348,498
Elevance Health, Inc.
2.88%, 09/15/29 (a)	169,000	149,063
3.60%, 03/15/51 (a)	185,000	141,612
3.70%, 09/15/49 (a)	169,000	130,953
5.13%, 02/15/53 (a)	129,000	124,841
6.10%, 10/15/52 (a)	294,000	322,130
Eli Lilly & Co.
4.95%, 02/27/63 (a)	179,000	182,578
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	848,000	679,028
Emerson Electric Co.
1.80%, 10/15/27 (a)	223,000	197,694
2.75%, 10/15/50 (a)	170,000	113,218
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	48,000	45,299
Enbridge, Inc.
1.60%, 10/04/26 (a)	1,431,000	1,275,350
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	865,000	782,937
Energy Transfer LP
4.50%, 04/15/24 (a)	364,000	359,563
4.95%, 06/15/28 (a)	111,000	107,930
5.30%, 04/01/44 - 04/15/47 (a)	564,000	489,328
5.35%, 05/15/45 (a)	466,000	407,074
5.75%, 02/15/33 (a)	336,000	338,134
6.13%, 12/15/45 (a)	93,000	88,585
6.50%, 02/01/42 (a)	262,000	264,892
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(b)	2,488,000	2,236,538
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	234,000	232,954
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	490,000	415,402
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 month Term SOFR)
5.25%, 08/16/77 (a)(b)	159,000	139,076
	Principal Amount	Fair Value
EOG Resources, Inc.
4.15%, 01/15/26 (a)	$220,000	$215,439
4.95%, 04/15/50 (a)	171,000	168,866
5.10%, 01/15/36 (a)	137,000	131,964
Equinix, Inc.
1.25%, 07/15/25 (a)	644,000	588,094
2.15%, 07/15/30 (a)	487,000	394,076
Equinor ASA
3.25%, 11/18/49 (a)	435,000	326,637
ERP Operating LP
4.50%, 07/01/44 (a)	113,000	98,906
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	266,000	229,917
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	568,000	375,942
Eversource Energy
3.45%, 01/15/50 (a)	371,000	272,559
Exelon Corp.
4.05%, 04/15/30 (a)	561,000	525,848
4.45%, 04/15/46 (a)	349,000	297,289
4.70%, 04/15/50 (a)	373,000	330,295
Extra Space Storage LP
3.90%, 04/01/29 (a)	314,000	286,054
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	1,026,000	901,208
3.45%, 04/15/51 (a)	532,000	415,178
FedEx Corp.
4.10%, 02/01/45 (a)	753,000	608,296
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	531,000	309,950
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	434,000	387,388
1.65%, 03/01/28 (a)	392,000	331,381
3.10%, 03/01/41 (a)	93,000	64,062
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	681,000	565,782
Fiserv, Inc.
3.50%, 07/01/29 (a)	229,000	209,562
4.40%, 07/01/49 (a)	133,000	111,882
Florida Power & Light Co.
2.85%, 04/01/25 (a)	941,000	904,819
4.13%, 02/01/42 (a)	204,000	179,016
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	416,000	340,130
Flowserve Corp.
2.80%, 01/15/32 (a)	529,000	421,428
Ford Motor Credit Co. LLC
3.81%, 01/09/24 (a)	945,000	931,742
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	605,000	557,598
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	627,000	556,168
General Dynamics Corp.
4.25%, 04/01/50 (a)	262,000	240,228
General Mills, Inc.
3.00%, 02/01/51 (a)	274,000	193,904
General Motors Co.
5.20%, 04/01/45 (a)	51,000	43,486
5.40%, 04/01/48 (a)	119,000	102,651
6.13%, 10/01/25 (a)	655,000	659,271
6.80%, 10/01/27 (a)	276,000	286,662
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	778,000	695,011

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
2.35%, 01/08/31 (a)	$341,000	$267,668
5.25%, 03/01/26 (a)	271,000	266,783
5.85%, 04/06/30 (a)	2,332,000	2,311,735
Genuine Parts Co.
2.75%, 02/01/32 (a)	358,000	294,022
George Washington University
4.13%, 09/15/48	905,000	780,572
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	870,000	798,695
3.60%, 03/01/25 (a)(g)	1,527,000	1,473,906
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	286,000	207,164
2.95%, 03/01/27 (a)	64,000	60,094
3.50%, 02/01/25 (a)	228,000	221,076
3.65%, 03/01/26 (a)	208,000	200,223
4.15%, 03/01/47 (a)	136,000	118,090
4.60%, 09/01/35 (a)	397,000	383,200
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	424,000	393,697
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	478,000	464,850
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	430,000	319,069
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	1,685,000	1,604,322
4.25%, 10/21/25 (a)	437,000	421,285
5.15%, 05/22/45 (a)	131,000	122,051
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	631,000	554,933
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	343,000	274,349
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	281,000	198,206
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	427,000	315,442
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	721,000	547,628
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 month Term SOFR)
3.81%, 04/23/29 (a)(b)	198,000	183,993
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 month Term SOFR)
4.02%, 10/31/38 (a)(b)	205,000	173,533
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 month Term SOFR)
4.22%, 05/01/29 (a)(b)	326,000	307,985
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	528,000	471,277
	Principal Amount	Fair Value
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	$1,207,000	$1,197,284
2.60%, 10/15/25 (a)(g)	790,000	725,299
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	1,465,000	1,371,474
3.63%, 03/24/32 (a)	610,000	547,054
4.00%, 03/24/52 (a)	250,000	207,478
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	2,898
5.00%, 11/15/45 (a)	148,000	133,958
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	739,000	638,215
Hartford Financial Services Group, Inc. (7.45% fixed rate until 07/31/23; 2.13% + 3 month USD LIBOR thereafter)
7.45%, 02/12/67 (a)(b)(g)	476,000	397,893
HCA, Inc.
3.13%, 03/15/27 (a)(g)	1,101,000	1,011,070
3.50%, 09/01/30 (a)	392,000	343,372
3.63%, 03/15/32 (a)(g)	310,000	269,164
4.63%, 03/15/52 (a)(g)	396,000	325,171
5.38%, 02/01/25 (a)	2,957,000	2,931,599
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	474,000	391,567
3.20%, 06/01/50 (a)(g)	171,000	121,005
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	282,000	216,449
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	285,000	229,941
Hess Corp.
5.60%, 02/15/41	76,000	72,708
5.80%, 04/01/47 (a)	47,000	45,701
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	82,000	85,371
Highwoods Realty LP
4.13%, 03/15/28 (a)	205,000	179,603
4.20%, 04/15/29 (a)	500,000	424,440
Home Depot, Inc.
2.70%, 04/15/30 (a)	196,000	174,158
3.35%, 04/15/50 (a)	341,000	260,313
3.50%, 09/15/56 (a)	186,000	143,274
3.90%, 12/06/28 - 06/15/47 (a)	387,000	350,616
4.50%, 12/06/48 (a)	149,000	138,165
4.95%, 09/15/52 (a)	219,000	217,375
Honeywell International, Inc.
1.75%, 09/01/31 (a)	534,000	428,450
2.70%, 08/15/29 (a)	388,000	345,456
Hormel Foods Corp.
1.80%, 06/11/30 (a)	694,000	579,761
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% +SOFR thereafter)
2.01%, 09/22/28 (a)(b)	1,115,000	955,142
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	1,045,000	927,187
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	520,000	420,092

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (a)(b)	$1,095,000	$1,039,626
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 03/09/26 (a)(b)	924,000	783,044
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 month Term SOFR)
4.29%, 09/12/26 (a)(b)	1,167,000	1,122,187
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	801,000	710,703
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	1,000,000	1,109,010
Humana, Inc.
1.35%, 02/03/27 (a)	855,000	744,149
2.15%, 02/03/32 (a)	429,000	338,498
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	681,000	545,828
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	929,000	781,493
Huntsman International LLC
4.50%, 05/01/29 (a)	721,000	660,140
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	1,306,000	1,168,295
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	844,000	815,464
3.50%, 07/26/26 (a)(g)	388,000	360,126
6.13%, 07/27/27 (g)	500,000	501,600
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	378,000	264,358
ING Groep NV (6.10% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
6.10%, 04/01/27 (a)(b)	836,000	822,825
Ingredion, Inc.
3.90%, 06/01/50 (a)	180,000	133,727
Intel Corp.
2.00%, 08/12/31 (a)	530,000	432,183
2.45%, 11/15/29 (a)	656,000	568,614
2.80%, 08/12/41 (a)	613,000	437,112
3.10%, 02/15/60 (a)	312,000	199,696
5.63%, 02/10/43 (a)	724,000	735,765
5.70%, 02/10/53 (a)	512,000	521,544
5.90%, 02/10/63 (a)	390,000	402,207
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	172,000	132,437
2.65%, 09/15/40 (a)	115,000	81,789
International Business Machines Corp.
3.45%, 02/19/26 (a)	601,000	575,848
4.15%, 05/15/39 (a)	470,000	412,195
4.25%, 05/15/49 (a)	227,000	193,463
International Paper Co.
4.40%, 08/15/47 (a)	253,000	212,953
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,457,000	1,379,764
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	934,000	803,240
	Principal Amount	Fair Value
JAB Holdings BV
2.20%, 11/23/30 (a)(g)	$498,000	$391,667
Jabil, Inc.
3.95%, 01/12/28 (a)	266,000	248,471
4.25%, 05/15/27 (a)	1,436,000	1,369,125
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,766,000	1,733,064
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)(g)	1,085,000	1,041,003
5.75%, 04/01/33 (a)(g)	361,000	339,983
John Deere Capital Corp.
2.45%, 01/09/30 (a)	609,000	534,726
3.90%, 06/07/32 (a)	291,000	274,812
Johnson & Johnson
3.63%, 03/03/37 (a)	186,000	167,383
Johnson Controls International PLC
4.50%, 02/15/47 (a)	108,000	94,323
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	965,000	866,831
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	3,357,000	2,829,783
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 month Term SOFR)
2.96%, 05/13/31 (a)(b)	558,000	477,475
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	466,000	351,686
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 month Term SOFR)
3.88%, 07/24/38 (a)(b)	365,000	314,926
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90%, 01/23/49 (a)(b)	1,093,000	883,286
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 month Term SOFR)
3.96%, 01/29/27 (a)(b)	613,000	590,055
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 month Term SOFR)
4.01%, 04/23/29 (a)(b)	253,000	238,523
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 month Term SOFR)
4.03%, 07/24/48 (a)(b)	247,000	205,351
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 month Term SOFR)
4.49%, 03/24/31 (a)(b)	850,000	816,476

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 month Term SOFR)
4.60%, 02/01/25 (a)(b)	$955,000	$891,359
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	521,000	365,315
3.27%, 11/01/49 (a)	693,000	515,336
Kenvue, Inc.
4.90%, 03/22/33 (a)(g)	3,958,000	4,002,171
5.05%, 03/22/53 (a)(g)	987,000	1,006,158
5.20%, 03/22/63 (a)(g)	299,000	306,041
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	381,000	341,761
3.80%, 05/01/50 (a)	290,000	228,897
KeyBank NA
4.90%, 08/08/32 (a)	1,000,000	789,460
KeyBank NA (5.41% fixed rate until 07/31/23; 0.32% + SOFR thereafter)
5.41%, 06/14/24 (a)(b)	2,700,000	2,621,727
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	65,000	53,986
5.00%, 03/01/43 (a)	130,000	112,090
6.38%, 03/01/41 (a)	112,000	112,458
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	1,663,000	1,473,302
5.05%, 02/15/46 (a)	105,000	89,854
5.20%, 06/01/33 (a)	377,000	365,151
KLA Corp.
3.30%, 03/01/50 (a)	340,000	255,993
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	540,000	512,260
Kroger Co.
2.20%, 05/01/30 (a)	307,000	254,079
4.65%, 01/15/48 (a)	127,000	111,705
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	664,000	576,711
2.70%, 10/15/28 (a)	1,142,000	929,394
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	276,000	263,191
Lear Corp.
4.25%, 05/15/29 (a)	227,000	213,053
Leidos, Inc.
3.63%, 05/15/25 (a)	285,000	273,289
4.38%, 05/15/30 (a)	1,243,000	1,145,126
5.75%, 03/15/33 (a)	676,000	672,688
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	171,000	120,770
Life Storage LP
2.20%, 10/15/30 (a)	482,000	384,795
Lincoln National Corp.
4.35%, 03/01/48 (a)	545,000	393,517
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(b)	720,000	761,119
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	348,605
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	800,000	753,472
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	122,000	118,436
	Principal Amount	Fair Value
3.80%, 03/01/45 (a)	$98,000	$82,578
4.50%, 05/15/36 (a)	312,000	301,155
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	227,000	192,010
1.70%, 09/15/28 - 10/15/30 (a)	705,000	591,076
3.00%, 10/15/50 (a)	344,000	225,368
3.70%, 04/15/46 (a)	121,000	92,385
4.05%, 05/03/47 (a)	289,000	232,330
5.63%, 04/15/53 (a)	540,000	539,179
LYB International Finance III LLC
1.25%, 10/01/25 (a)	270,000	244,274
3.63%, 04/01/51 (a)	172,000	119,361
3.80%, 10/01/60 (a)	171,000	115,439
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% +SOFR thereafter)
5.05%, 01/27/34 (a)(b)	2,418,000	2,206,159
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	335,000	224,644
Masco Corp.
3.50%, 11/15/27 (a)	99,000	92,642
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	247,000	195,733
3.25%, 11/15/25 (a)	2,468,000	2,333,074
McDonald's Corp.
3.60%, 07/01/30 (a)	512,000	476,385
3.63%, 09/01/49 (a)	208,000	164,122
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	2,383,000	2,335,650
Medtronic, Inc.
4.63%, 03/15/45 (a)	45,000	43,726
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	593,000	502,953
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	1,788,000	1,788,644
Merck & Co., Inc.
1.90%, 12/10/28 (a)	992,000	866,502
2.45%, 06/24/50 (a)	468,000	306,521
2.75%, 12/10/51 (a)	330,000	227,736
2.90%, 12/10/61 (a)	184,000	122,253
4.00%, 03/07/49 (a)	124,000	109,625
4.50%, 05/17/33 (a)	1,400,000	1,389,444
5.00%, 05/17/53 (a)	397,000	401,966
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	1,087,000	1,009,595
4.45%, 08/15/52 (a)	725,000	631,352
MetLife, Inc.
4.72%, 12/15/44 (a)	196,000	174,230
Microchip Technology, Inc.
2.67%, 09/01/23 (a)	2,391,000	2,378,160
Micron Technology, Inc.
3.37%, 11/01/41 (a)	444,000	309,703
3.48%, 11/01/51 (a)	620,000	413,131
Microsoft Corp.
2.40%, 08/08/26 (a)	244,000	228,992
2.68%, 06/01/60 (a)	137,000	91,760
2.92%, 03/17/52 (a)	1,038,000	771,421
3.45%, 08/08/36 (a)	92,000	83,879
3.50%, 02/12/35 (a)	248,000	232,073
Mid-America Apartments LP
2.88%, 09/15/51 (a)	529,000	343,247

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24 (a)	$1,191,000	$1,153,650
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	3,618,000	3,313,111
Mizuho Financial Group, Inc. (3.92% fixed rate until 09/11/23; 1.26% + 1 month Term SOFR)
3.92%, 09/11/24 (a)(b)	1,105,000	1,099,630
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	109,000	89,807
Morgan Stanley
3.63%, 01/20/27 (a)	243,000	230,835
3.97%, 07/22/38 (a)(b)	231,000	195,957
4.35%, 09/08/26 (a)	685,000	661,607
4.38%, 01/22/47 (a)	258,000	230,466
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	531,000	470,519
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	2,124,000	1,607,656
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	1,180,000	775,048
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	1,680,000	1,396,332
MPLX LP
2.65%, 08/15/30 (a)	394,000	330,007
5.20%, 12/01/47 (a)	119,000	104,242
Mylan, Inc.
5.20%, 04/15/48 (a)	170,000	132,252
Nasdaq, Inc.
5.95%, 08/15/53 (a)	260,000	266,102
6.10%, 06/28/63 (a)	355,000	363,264
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(g)	1,246,000	982,994
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	539,476
NewMarket Corp.
2.70%, 03/18/31 (a)	351,000	287,209
Newmont Corp.
4.88%, 03/15/42 (a)	198,000	183,982
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	340,000	316,268
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	551,000	454,619
NIKE, Inc.
3.38%, 03/27/50 (a)	168,000	136,075
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(g)	786,000	690,014
	Principal Amount	Fair Value
NiSource, Inc.
3.60%, 05/01/30 (a)	$381,000	$343,216
3.95%, 03/30/48 (a)	111,000	89,083
5.25%, 03/30/28 (a)	2,777,000	2,779,777
NNN REIT, Inc.
4.00%, 11/15/25 (a)	320,000	304,605
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	215,000	176,244
Northern Trust Corp.
6.13%, 11/02/32 (a)	724,000	750,267
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	907,000	648,786
NOV, Inc.
3.60%, 12/01/29 (a)	510,000	454,787
Novant Health, Inc.
3.32%, 11/01/61 (a)	363,000	251,036
Novartis Capital Corp.
2.20%, 08/14/30 (a)	558,000	482,999
3.00%, 11/20/25 (a)	48,000	45,930
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	2,068,000	2,014,271
NVIDIA Corp.
2.85%, 04/01/30 (a)	171,000	155,092
3.50%, 04/01/50 (a)	227,000	184,390
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	880,000	589,054
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	1,192,000	1,210,250
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	313,000	278,583
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	124,000	99,697
ONEOK, Inc.
4.35%, 03/15/29 (a)	317,000	294,969
6.10%, 11/15/32 (a)	520,000	528,965
Oracle Corp.
1.65%, 03/25/26 (a)	634,000	575,735
2.30%, 03/25/28 (a)	234,000	206,435
2.65%, 07/15/26 (a)	354,000	327,779
2.88%, 03/25/31 (a)	338,000	288,064
2.95%, 04/01/30 (a)	513,000	447,828
3.60%, 04/01/50 (a)	341,000	243,491
3.65%, 03/25/41 (a)	373,000	287,303
3.80%, 11/15/37 (a)	108,000	88,312
3.95%, 03/25/51 (a)	374,000	282,392
4.00%, 07/15/46 - 11/15/47 (a)	511,000	393,359
4.10%, 03/25/61 (a)	443,000	325,982
5.55%, 02/06/53 (a)	327,000	316,824
6.15%, 11/09/29 (a)	1,272,000	1,325,030
6.90%, 11/09/52 (a)	343,000	384,356
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	590,000	556,293
2.57%, 02/15/30 (a)	210,000	181,096
3.36%, 02/15/50 (a)	199,000	145,674
Owens Corning
4.40%, 01/30/48 (a)	146,000	120,859
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	313,000	268,448
2.50%, 02/01/31 (a)	560,000	439,303
3.00%, 06/15/28 (a)	528,000	457,306
3.30%, 08/01/40 (a)	560,000	377,944

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.50%, 08/01/50 (a)	$244,000	$155,621
4.30%, 03/15/45 (a)	373,000	265,904
PacifiCorp
2.70%, 09/15/30 (a)	339,000	282,421
2.90%, 06/15/52 (a)	844,000	526,749
6.25%, 10/15/37 (a)	528,000	527,857
Packaging Corp. of America
3.05%, 10/01/51 (a)	463,000	306,631
Paramount Global
2.90%, 01/15/27 (a)	159,000	143,022
3.70%, 06/01/28 (a)	154,000	137,063
5.25%, 04/01/44 (a)	58,000	44,063
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	306,000	278,451
4.50%, 09/15/29 (a)	541,000	526,041
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	451,000	419,385
3.25%, 06/01/50 (a)	259,000	187,446
PepsiCo, Inc.
1.63%, 05/01/30 (a)	328,000	273,070
2.63%, 07/29/29 (a)	441,000	397,359
2.75%, 10/21/51 (a)	815,000	585,537
Petroleos Mexicanos
6.70%, 02/16/32 (a)	1,516,000	1,154,904
7.69%, 01/23/50 (a)	879,000	595,206
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	2,164,000	2,128,445
4.75%, 05/19/33 (a)	1,267,000	1,262,756
5.30%, 05/19/53 (a)	253,000	263,434
5.34%, 05/19/63 (a)	794,000	803,536
Pfizer, Inc.
2.70%, 05/28/50 (a)	662,000	466,121
3.90%, 03/15/39 (a)	209,000	187,120
4.13%, 12/15/46 (a)	142,000	127,659
4.40%, 05/15/44 (a)	87,000	82,564
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	362,000	338,593
2.10%, 05/01/30 (a)	172,000	142,375
3.38%, 08/15/29 (a)	253,000	228,520
4.13%, 03/04/43 (a)	99,000	80,842
5.13%, 02/15/30 (a)	2,165,000	2,141,293
5.38%, 02/15/33 (a)	721,000	719,709
5.63%, 11/17/29 (a)	554,000	564,482
Phillips 66 Co.
2.15%, 12/15/30 (a)	1,889,000	1,541,877
3.15%, 12/15/29 (a)	968,000	844,948
3.30%, 03/15/52 (a)	563,000	387,198
3.75%, 03/01/28 (a)	129,000	120,944
4.68%, 02/15/45 (a)	219,000	187,057
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	698,000	679,028
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,021,000	920,472
2.15%, 01/15/31 (a)	299,000	244,851
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	495,000	435,912
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	410,000	387,290
Precision Castparts Corp.
4.38%, 06/15/45 (a)	199,000	177,884
Progressive Corp.
3.00%, 03/15/32 (a)	718,000	627,475
	Principal Amount	Fair Value
3.70%, 03/15/52 (a)	$121,000	$95,349
Prologis LP
3.05%, 03/01/50 (a)	148,000	102,121
3.25%, 06/30/26 (a)	199,000	188,616
Prospect Capital Corp.
3.36%, 11/15/26 (a)	622,000	523,892
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	344,000	274,061
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	402,000	386,217
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	398,000	377,511
PVH Corp.
4.63%, 07/10/25 (a)	990,000	956,528
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	61,000	55,231
4.50%, 05/20/52 (a)	722,000	657,042
Quanta Services, Inc.
2.35%, 01/15/32 (a)	570,000	448,658
3.05%, 10/01/41 (a)	618,000	428,923
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	136,000	119,636
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	673,000	537,821
2.82%, 09/01/51 (a)	399,000	267,940
3.13%, 05/04/27 (a)	515,000	482,004
3.50%, 03/15/27 (a)	268,000	254,884
3.95%, 08/16/25 (a)	219,000	214,563
4.15%, 05/15/45 (a)	208,000	177,339
4.45%, 11/16/38 (a)	172,000	158,620
Realty Income Corp.
2.85%, 12/15/32 (a)	323,000	263,290
3.00%, 01/15/27 (a)	99,000	91,466
3.25%, 01/15/31 (a)	328,000	286,810
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	663,000	528,438
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,330,000	1,083,019
Reliance Industries Ltd.
3.63%, 01/12/52 (a)(g)	1,000,000	713,730
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	1,297,000	1,270,308
Republic Services, Inc.
2.38%, 03/15/33 (a)	932,000	758,946
5.00%, 04/01/34 (a)	661,000	658,898
Reynolds American, Inc.
4.45%, 06/12/25 (a)	23,000	22,359
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	501,000	342,519
Rio Tinto Finance USA PLC
4.13%, 08/21/42	125,000	109,814
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	184,000	120,209
4.20%, 03/01/49 (a)	236,000	211,097
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	93,000	82,341
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	357,000	315,899
Ross Stores, Inc.
4.70%, 04/15/27 (a)	129,000	125,727
Royalty Pharma PLC
0.75%, 09/02/23 (a)	426,000	421,940

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
1.20%, 09/02/25 (a)	$568,000	$512,944
1.75%, 09/02/27 (a)	287,000	247,084
2.20%, 09/02/30 (a)	122,000	98,140
3.30%, 09/02/40 (a)	73,000	51,972
RPM International, Inc.
3.75%, 03/15/27 (a)	188,000	176,477
Ryder System, Inc.
2.90%, 12/01/26 (a)	872,000	798,011
Salesforce, Inc.
1.95%, 07/15/31 (a)	583,000	481,290
2.70%, 07/15/41 (a)	578,000	423,477
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	1,243,000	1,146,580
4.38%, 04/16/49 (a)(g)	256,000	218,504
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	386,000	363,635
Schlumberger Investment SA
4.85%, 05/15/33 (a)	1,492,000	1,470,739
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	2,102,000	1,829,875
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	148,000	136,487
Sempra Energy
3.80%, 02/01/38 (a)	140,000	115,984
4.00%, 02/01/48 (a)	152,000	118,215
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	931,000	753,766
Shell International Finance BV
3.13%, 11/07/49 (a)	574,000	418,073
3.75%, 09/12/46 (a)	99,000	80,818
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	122,000	121,137
3.20%, 09/23/26 (a)	104,000	97,612
Simon Property Group LP
3.38%, 06/15/27 (a)	236,000	219,376
Sonoco Products Co.
2.85%, 02/01/32 (a)	651,000	542,348
Southern California Edison Co.
4.00%, 04/01/47 (a)	672,000	535,564
4.20%, 03/01/29 (a)	511,000	485,833
Southern Co.
3.25%, 07/01/26 (a)	130,000	122,392
3.70%, 04/30/30 (a)	785,000	720,928
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	366,000	282,439
4.40%, 05/30/47 (a)	60,000	49,843
Southwest Airlines Co.
2.63%, 02/10/30 (a)	513,000	436,896
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	292,000	268,725
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	74,000	69,538
4.50%, 03/15/45 (a)	56,000	46,114
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.00% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (a)(b)(g)	1,092,000	856,565
	Principal Amount	Fair Value
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	$1,099,000	$1,036,555
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	769,000	653,642
Starbucks Corp.
4.00%, 11/15/28 (a)	204,000	195,811
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,474,000	1,230,657
3.75%, 03/15/51 (a)	604,000	452,958
Stryker Corp.
1.95%, 06/15/30 (a)	781,000	652,814
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(g)	2,502,000	2,465,621
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	2,602,000	2,283,541
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	79,000	61,129
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	1,488,000	1,304,768
Sysco Corp.
3.25%, 07/15/27 (a)	200,000	186,902
5.95%, 04/01/30 (a)	67,000	70,087
6.60%, 04/01/50 (a)	79,000	90,069
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	166,284
3.03%, 07/09/40 (a)	300,000	226,458
3.18%, 07/09/50 (a)	300,000	211,056
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	1,634,000	1,547,986
4.00%, 04/14/32 (a)	361,000	330,741
Tampa Electric Co.
2.40%, 03/15/31 (a)	705,000	577,846
3.45%, 03/15/51 (a)	555,000	398,213
4.35%, 05/15/44 (a)	440,000	370,986
Tapestry, Inc.
4.13%, 07/15/27 (a)	58,000	54,499
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	1,629,000	1,559,996
Target Corp.
1.95%, 01/15/27 (a)	238,000	217,906
Teck Resources Ltd.
5.40%, 02/01/43 (a)	205,000	186,351
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	639,000	612,993
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	265,000	237,655
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	410,000	305,200
Time Warner Cable LLC
6.55%, 05/01/37 (a)	148,000	142,332
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	2,168,000	1,912,133
3.75%, 04/15/27 (a)	769,000	728,504
4.50%, 04/15/50 (a)	100,000	85,917
4.80%, 07/15/28 (a)	1,983,000	1,946,414

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	$1,439,000	$1,244,131
4.46%, 06/08/32 (a)	760,000	722,000
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	660,000	616,275
Tractor Supply Co.
5.25%, 05/15/33 (a)	698,000	691,934
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (a)	354,000	343,440
3.80%, 03/21/29 (a)	468,000	440,884
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	474,000	452,376
4.88%, 01/15/26 (a)	108,000	106,770
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	936,000	895,555
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	222,000	209,029
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	730,000	470,215
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(b)	1,292,000	1,094,905
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	108,000	94,812
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	227,000	212,336
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	838,000	809,533
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	1,588,000	1,439,871
UBS Group AG
4.28%, 01/09/28 (a)(g)	593,000	547,286
UDR, Inc.
2.10%, 08/01/32 (a)	433,000	329,258
3.00%, 08/15/31 (a)	276,000	234,517
Union Pacific Corp.
3.55%, 05/20/61 (a)	398,000	294,524
3.60%, 09/15/37 (a)	74,000	63,183
3.80%, 04/06/71 (a)	183,000	140,268
4.10%, 09/15/67 (a)	124,000	102,735
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	538,000	453,061
4.20%, 05/15/32 (a)	563,000	537,248
4.45%, 12/15/48 (a)	367,000	334,487
4.75%, 07/15/45 - 05/15/52 (a)	858,000	816,766
5.05%, 04/15/53 (a)	794,000	788,228
5.20%, 04/15/63 (a)	794,000	792,039
6.05%, 02/15/63 (a)	240,000	271,301
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	2,927,000	2,779,567
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	970,000	972,338
Ventas Realty LP
3.25%, 10/15/26 (a)	258,000	236,519
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	930,000	748,064
2.55%, 03/21/31 (a)	645,000	538,691
	Principal Amount	Fair Value
3.00%, 03/22/27 (a)	$1,194,000	$1,115,578
3.40%, 03/22/41 (a)	466,000	359,454
3.55%, 03/22/51 (a)	350,000	261,373
3.70%, 03/22/61 (a)	439,000	319,293
4.40%, 11/01/34 (a)	536,000	494,412
4.86%, 08/21/46 (a)	700,000	641,438
Viatris, Inc.
1.65%, 06/22/25 (a)	2,488,000	2,290,328
4.00%, 06/22/50 (a)	281,000	185,879
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	373,000	296,498
Visa, Inc.
2.70%, 04/15/40 (a)	352,000	270,090
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	1,311,000	1,266,190
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	712,000	635,439
3.20%, 04/21/31 (a)(g)	1,000,000	836,920
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	1,215,000	1,038,789
Vontier Corp.
2.40%, 04/01/28 (a)	538,000	449,165
2.95%, 04/01/31 (a)	703,000	562,168
Vornado Realty LP
2.15%, 06/01/26 (a)	826,000	699,672
3.50%, 01/15/25 (a)	220,000	207,183
Vulcan Materials Co.
3.90%, 04/01/27 (a)	103,000	99,011
Walgreens Boots Alliance, Inc.
4.10%, 04/15/50 (a)	38,000	27,058
Walmart, Inc.
1.80%, 09/22/31 (a)	444,000	368,706
2.50%, 09/22/41 (a)	444,000	330,767
2.65%, 09/22/51 (a)	208,000	147,934
Walt Disney Co.
2.65%, 01/13/31 (a)	501,000	435,965
3.38%, 11/15/26 (a)	79,000	75,173
3.60%, 01/13/51 (a)	329,000	261,808
4.75%, 11/15/46 (a)	52,000	49,022
6.65%, 11/15/37 (a)	333,000	385,584
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	2,168,000	1,921,000
5.05%, 03/15/42 (a)	189,000	158,558
5.14%, 03/15/52 (a)	184,000	150,043
5.39%, 03/15/62 (a)	184,000	149,548
Waste Connections, Inc.
2.20%, 01/15/32 (a)	607,000	490,820
2.95%, 01/15/52 (a)	607,000	416,117
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	79,000	75,548
Wells Fargo & Co.
4.15%, 01/24/29 (a)	633,000	599,850
4.75%, 12/07/46 (a)	713,000	606,478
5.88%, 06/15/25 (a)(b)	1,182,000	1,159,885
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	746,000	699,196
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	1,432,000	1,277,058
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	713,000	523,149

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 1 month Term SOFR)
3.20%, 06/17/27 (a)(b)	$1,672,000	$1,570,744
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	839,000	718,075
Westlake Corp.
2.88%, 08/15/41 (a)	238,000	158,734
3.13%, 08/15/51 (a)	264,000	165,520
3.38%, 08/15/61 (a)	267,000	162,747
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	527,000	492,624
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	381,000	332,407
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	475,000	379,136
Williams Cos., Inc.
3.75%, 06/15/27 (a)	85,000	80,275
4.85%, 03/01/48 (a)	169,000	147,081
4.90%, 01/15/45 (a)	399,000	349,021
5.30%, 08/15/52 (a)	294,000	271,653
5.40%, 03/04/44 (a)	58,000	53,550
Willis North America, Inc.
3.88%, 09/15/49 (a)	343,000	249,491
Workday, Inc.
3.50%, 04/01/27 (a)	600,000	568,704
3.70%, 04/01/29 (a)	1,201,000	1,114,288
WPP Finance 2010
3.75%, 09/19/24 (a)	205,000	198,850
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	468,000	416,965
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	699,000	544,891
Zoetis, Inc.
3.00%, 09/12/27 (a)	107,000	99,673
3.90%, 08/20/28 (a)	256,000	245,688
5.60%, 11/16/32 (a)	1,277,000	1,334,874
		473,721,606
Non-Agency Collateralized Mortgage Obligations - 5.7%
Bank
3.18%, 09/15/60	20,509,000	18,496,206
4.41%, 11/15/61 (b)	8,550,000	8,110,425
BPR Trust 1.90% + 1 month Term SOFR
7.05%, 04/15/37 (b)(g)	3,084,865	3,003,415
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	4,022,000	3,449,963
CD Mortgage Trust
2.91%, 08/15/57	7,323,000	6,256,657
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	2,942,926	2,681,051
COMM Mortgage Trust
3.92%, 10/15/45 (g)	1,602,000	1,313,508
4.53%, 02/10/47 (b)	1,940,000	1,892,655
4.56%, 08/10/46 (b)(g)	1,375,000	1,369,325
	Principal Amount	Fair Value
GS Mortgage Securities Trust
2.75%, 09/10/52	$13,110,000	$11,148,730
3.05%, 11/10/52	6,397,000	5,522,281
4.14%, 03/10/51 (b)	2,609,000	2,345,033
4.56%, 11/10/48 (b)	3,270,000	2,458,327
Impac CMB Trust 0.72% + 1 month USD LIBOR
5.87%, 10/25/34 (b)	141,253	137,220
JPMBB Commercial Mortgage Securities Trust
4.81%, 11/15/48 (b)	2,174,000	1,649,517
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	9,241	505
Morgan Stanley Bank of America Merrill Lynch Trust
0.98%, 03/15/48 (b)(d)	24,882,679	224,741
Wells Fargo Commercial Mortgage Trust
1.32%, 02/15/48 (b)(d)	19,280,407	249,592
4.32%, 08/15/50	4,152,195	3,159,878
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46	1,880,000	1,861,761
4.35%, 03/15/47 (b)	4,333,000	4,244,797
		79,575,587
Sovereign Bonds - 1.0%
Chile Government International Bonds
2.55%, 01/27/32 (a)	2,507,000	2,144,814
3.63%, 10/30/42 (a)	150,000	121,567
3.86%, 06/21/47 (a)	860,000	704,744
Indonesia Government International Bonds
3.50%, 01/11/28 (a)	578,000	544,944
4.35%, 01/11/48 (a)	232,000	205,819
Mexico Government International Bonds
4.60%, 02/10/48 (a)	972,000	801,832
4.75%, 03/08/44 (a)	2,068,000	1,775,047
Panama Government International Bonds
3.16%, 01/23/30 (a)	1,217,000	1,065,143
3.87%, 07/23/60 (a)	826,000	546,490
4.50%, 05/15/47 (a)	530,000	422,267
Peruvian Government International Bonds
1.86%, 12/01/32 (a)	1,230,000	947,592
2.78%, 12/01/60 (a)	2,055,000	1,251,783
5.63%, 11/18/50 (a)	884,000	906,453
Philippines Government International Bonds
3.95%, 01/20/40 (a)	835,000	725,289
Qatar Government International Bonds
3.38%, 03/14/24 (a)(g)	1,045,000	1,028,719
4.82%, 03/14/49 (a)(g)	275,000	264,440
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	884,133	883,081
		14,340,024
Municipal Bonds and Notes - 0.4%
American Municipal Power, Inc., OH
6.27%, 02/15/50	1,005,000	1,102,336

See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	$1,025,000	$824,901
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	1,870,000	1,708,145
State of California, CA
4.60%, 04/01/38	1,840,000	1,763,843
State of Illinois, IL
5.10%, 06/01/33	745,000	732,117
		6,131,342
Total Bonds and Notes (Cost $1,478,609,057)		1,355,780,770

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $1,375,850) (b)	55,034	1,376,400
Total Investments in Securities (Cost $1,479,984,907)		1,357,157,170
	Number of Shares	Fair Value
Short-Term Investments - 20.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (h)(i) (Cost $279,199,661)	279,199,661	$279,199,661
Total Investments (Cost $1,759,184,568)		1,636,356,831
Liabilities in Excess of Other Assets, net - (17.2)%		(239,932,368)
NET ASSETS - 100.0%		$1,396,424,463

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$53,400	5.00%/ Quarterly	12/20/27	$1,735,202	$(1,904,645)	$3,639,847

The Fund had the following long futures contracts open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2023	397	$81,820,031	$80,727,469	$(1,092,562)
5 Yr. U.S. Treasury Notes Futures	September 2023	894	97,260,493	95,741,813	(1,518,680)
Ultra Long-Term U.S. Treasury Bond Futures	September 2023	43	5,825,953	5,857,406	31,453
10 Yr. U.S. Treasury Ultra Futures	September 2023	1,160	138,635,234	137,387,500	(1,247,734)
U.S. Long Bond Futures	September 2023	197	25,010,240	25,000,531	(9,709)
					$(3,837,232)

The Fund had the following short futures contracts open at June 30, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2023	373	$(42,662,428)	$(41,875,078)	$787,350
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)

(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to $72,817,864 or 5.21% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.

Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$391,213,405	$—	$391,213,405
Agency Mortgage Backed	—	380,890,900	—	380,890,900
Agency Collateralized Mortgage Obligations	—	9,321,486	—	9,321,486
Asset Backed	—	586,420	—	586,420
Corporate Notes	—	473,721,606	—	473,721,606
Non-Agency Collateralized Mortgage Obligations	—	79,575,587	—	79,575,587
Sovereign Bonds	—	14,340,024	—	14,340,024
Municipal Bonds and Notes	—	6,131,342	—	6,131,342
Preferred Stock	1,376,400	—	—	1,376,400
Short-Term Investments	279,199,661	—	—	279,199,661
Total Investments in Securities	$280,576,061	$1,355,780,770	$—	$1,636,356,831
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	3,639,847	—	3,639,847
Long Futures Contracts - Unrealized Appreciation	31,453	—	—	31,453
Long Futures Contracts - Unrealized Depreciation	(3,868,685)	—	—	(3,868,685)
Short Futures Contracts - Unrealized Appreciation	787,350	—	—	787,350
Total Other Financial Instruments	$(3,049,882)	$3,639,847	$—	$589,965

Affiliate Table
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	195,143,093	$195,143,093	$440,996,489	$356,939,921	$—	$—	279,199,661	$279,199,661	$8,952,307
See Notes to Schedule of Investments.
18	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.0% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	393,958	$38,592,126
Apparel Retail - 0.7%
Ross Stores, Inc.	371,382	41,643,064
Application Software - 2.7%
Adobe, Inc. (a)	89,499	43,764,116
Intuit, Inc.	37,840	17,337,909
Salesforce, Inc. (a)	434,745	91,844,229
Splunk, Inc. (a)	113,575	12,049,172
		164,995,426
Automobile Manufacturers - 1.1%
General Motors Co.	783,042	30,194,099
Tesla, Inc. (a)	144,210	37,749,852
		67,943,951
Automotive Retail - 1.2%
O'Reilly Automotive, Inc. (a)	76,604	73,179,801
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc. (a)	463,871	40,208,338
Vertex Pharmaceuticals, Inc. (a)	193,068	67,942,560
		108,150,898
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	2,023,086	263,729,491
Building Products - 0.6%
Trane Technologies PLC	178,934	34,222,917
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	27,649	10,157,413
Communications Equipment - 0.1%
Cisco Systems, Inc.	169,771	8,783,952
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	87,845	40,557,158
Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	157,045	84,549,887
Walmart, Inc.	273,743	43,026,925
		127,576,812
Diversified Banks - 1.4%
JPMorgan Chase & Co.	597,238	86,862,295
Diversified Support Services - 0.9%
Cintas Corp.	61,086	30,364,629
Copart, Inc. (a)	283,739	25,879,834
		56,244,463
Electric Utilities - 1.5%
American Electric Power Company, Inc.	211,871	17,839,538
NextEra Energy, Inc.	1,007,941	74,789,222
		92,628,760
Electrical Components & Equipment - 1.4%
Eaton Corp. PLC	414,363	83,328,399
Electronic Components - 1.1%
Amphenol Corp., Class A	830,765	70,573,487
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	418,732	$72,616,503
Financial Exchanges & Data - 3.7%
CME Group, Inc.	434,412	80,492,199
MSCI, Inc.	51,140	23,999,491
S&P Global, Inc.	309,771	124,184,096
		228,675,786
Footwear - 0.5%
NIKE, Inc., Class B	256,943	28,358,799
Healthcare Equipment - 3.0%
Becton Dickinson & Co.	97,744	25,805,393
Boston Scientific Corp. (a)	802,870	43,427,238
Edwards Lifesciences Corp. (a)	290,987	27,448,804
Medtronic PLC	312,861	27,563,054
Teleflex, Inc.	260,950	63,157,729
		187,402,218
Home Improvement Retail - 0.8%
Lowe's Cos., Inc.	135,599	30,604,694
The Home Depot, Inc.	58,003	18,018,052
		48,622,746
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	120,910	22,209,958
Household Products - 1.3%
Colgate-Palmolive Co.	263,796	20,322,844
The Procter & Gamble Co.	404,840	61,430,421
		81,753,265
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	187,542	38,914,965
Industrial Gases - 1.6%
Linde PLC	254,157	96,854,150
Industrial Machinery & Supplies & Components - 1.5%
Parker-Hannifin Corp.	237,237	92,531,919
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	107,076	20,138,854
Integrated Oil & Gas - 1.0%
Chevron Corp.	379,990	59,791,426
Interactive Home Entertainment - 0.2%
Activision Blizzard, Inc. (a)(b)	133,876	11,285,747
Interactive Media & Services - 7.3%
Alphabet, Inc., Class C (a)	277,897	33,617,200
Alphabet, Inc., Class A (a)	2,090,370	250,217,289
Meta Platforms, Inc., Class A (a)	566,168	162,478,893
		446,313,382
Investment Banking & Brokerage - 0.3%
The Charles Schwab Corp.	370,800	21,016,944
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	80,246	24,762,311
Life Sciences Tools & Services - 1.7%
Danaher Corp.	154,480	37,075,200

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
IQVIA Holdings, Inc. (a)	301,010	$67,658,018
		104,733,218
Managed Healthcare - 2.7%
Humana, Inc.	83,597	37,378,727
UnitedHealth Group, Inc.	272,594	131,019,580
		168,398,307
Movies & Entertainment - 0.4%
The Walt Disney Co. (a)	286,770	25,602,826
Multi-Line Insurance - 0.2%
American International Group, Inc.	201,873	11,615,772
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	242,949	82,845,609
Multi-Utilities - 0.7%
Sempra Energy	287,159	41,807,479
Oil & Gas Equipment & Services - 0.7%
Schlumberger NV	907,402	44,571,586
Oil & Gas Exploration & Production - 2.2%
ConocoPhillips	713,285	73,903,459
Pioneer Natural Resources Co.	287,234	59,509,140
		133,412,599
Packaged Foods & Meats - 0.7%
Mondelez International, Inc., Class A	585,567	42,711,257
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	68,641	13,479,720
Pharmaceuticals - 5.1%
AstraZeneca PLC ADR	277,361	19,850,727
Bristol-Myers Squibb Co.	492,430	31,490,899
Elanco Animal Health, Inc. (a)	810,321	8,151,829
Johnson & Johnson	797,748	132,043,249
Merck & Company, Inc.	1,039,352	119,930,827
		311,467,531
Property & Casualty Insurance - 1.1%
Chubb Ltd.	340,821	65,628,492
Rail Transportation - 0.3%
Union Pacific Corp.	99,902	20,441,947
Regional Banks - 0.1%
Regions Financial Corp.	526,526	9,382,693
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd. (b)	26,332	4,911,445
Restaurants - 0.6%
McDonald's Corp.	120,145	35,852,469
Semiconductor Materials & Equipment - 1.8%
Applied Materials, Inc.	598,930	86,569,342
ASML Holding N.V. (b)	29,261	21,206,910
		107,776,252
	Number of Shares	Fair Value
Semiconductors - 7.3%
Advanced Micro Devices, Inc. (a)	653,697	$74,462,625
NVIDIA Corp.	569,164	240,767,755
QUALCOMM, Inc.	819,627	97,568,398
Texas Instruments, Inc.	190,581	34,308,392
		447,107,170
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	452,589	25,996,712
PepsiCo, Inc.	221,198	40,970,294
		66,967,006
Specialty Chemicals - 1.0%
DuPont de Nemours, Inc.	167,585	11,972,272
Ecolab, Inc.	65,611	12,248,918
International Flavors & Fragrances, Inc.	508,391	40,462,840
		64,684,030
Systems Software - 8.5%
Microsoft Corp.	1,307,263	445,175,342
Oracle Corp.	359,211	42,778,438
ServiceNow, Inc. (a)	66,275	37,244,562
		525,198,342
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	2,011,885	390,245,333
Telecom Tower REITs - 1.3%
American Tower Corp.	426,717	82,757,495
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	212,167	94,492,817
WW Grainger, Inc.	14,283	11,263,431
		105,756,248
Transaction & Payment Processing Services - 4.0%
Fidelity National Information Services, Inc.	149,522	8,178,853
Mastercard, Inc., Class A	271,797	106,897,760
Visa, Inc., Class A	561,227	133,280,188
		248,356,801
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	114,735	15,936,691
Total Common Stock (Cost $3,681,990,719)		6,022,067,704
Short-Term Investments - 1.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (c)(d) (Cost $101,991,313)	101,991,313	101,991,313
Total Investments (Cost $3,783,982,032)		6,124,059,017
Other Assets and Liabilities, net - 0.3%		18,497,840
NET ASSETS - 100.0%		$6,142,556,857

See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2023	73	$15,911,597	$16,382,113	$470,516
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$6,022,067,704	$—	$—	$6,022,067,704
Short-Term Investments	101,991,313	—	—	101,991,313
Total Investments in Securities	$6,124,059,017	$—	$—	$6,124,059,017
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	470,516	—	—	470,516
Total Other Financial Instruments	$470,516	$—	$—	$470,516

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,781,784	$22,781,784	$837,922,777	$758,713,248	$—	$—	101,991,313	$101,991,313	$4,317,488
See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	21

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2023 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in each Fund’s Schedule of Investments.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2023 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  June 30, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
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State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2023 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended June 30, 2023, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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